Statements of Changes in Shareholders’ Equity (Deficiency) ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share premium ILS (₪)	Accumulated deficit ILS (₪)	ILS (₪)	USD ($)
Balance at Dec. 31, 2020	[1]	₪ 310,197	₪ (324,793)	₪ (14,596)
Total comprehensive loss			(20,179)	(20,179)
Issuance of shares, net	[1]	42,129		42,129
Share-based compensation		4,032		4,032
Balance at Jun. 30, 2021	[1]	356,358	(344,972)	11,386
Balance at Jun. 30, 2021	[1]	101,816	(98,563)	3,253
Balance at Dec. 31, 2020	[1]	310,197	(324,793)	(14,596)
Total comprehensive loss			(39,978)	(39,978)
Issuance of Ordinary shares, net of issuance costs		69,003		69,003
Share-based compensation		8,904		8,904
Balance at Dec. 31, 2021	[1]	388,104	(364,771)	23,333	$ 23,333
Balance at Dec. 31, 2021	[1]	110,886	(104,220)	6,666
Balance at Mar. 31, 2021	[1]	353,783	(332,979)	20,804
Total comprehensive loss			(11,993)	(11,993)
Share-based compensation		2,575		2,575
Balance at Jun. 30, 2021	[1]	356,358	(344,972)	11,386
Balance at Jun. 30, 2021	[1]	101,816	(98,563)	3,253
Balance at Dec. 31, 2021	[1]	388,104	(364,771)	23,333	23,333
Total comprehensive loss			(22,268)	(22,268)
Issuance of shares, net	[1]	713		555
Deferred issuance expenses		(148)
Share-based compensation		2,848		2,848
Balance at Jun. 30, 2022	[1]	391,507	(387,039)	4,468	1,277
Balance at Jun. 30, 2022	[1]	111,859	(110,582)	1,277
Balance at Mar. 31, 2022	[1]	390,356	(374,187)	16,169
Total comprehensive loss			(12,852)	(12,852)
Deferred issuance expenses	[1]	(148)		(148)
Share-based compensation		1,299		1,299
Balance at Jun. 30, 2022	[1]	391,507	(387,039)	4,468	$ 1,277
Balance at Jun. 30, 2022	[1]	₪ 111,859	₪ (110,582)	₪ 1,277

[1]	(*)Represents less than NIS\USD 1.